Parent Entity Information (Details Narrative) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 0	$ 0
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Capital commitments	0	0
Parent [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	0	0	$ 0
Parent [member] | Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Capital commitments	$ 0	$ 0	$ 0